Schedule of Consolidated Entity Disclosure Statement (Details)	12 Months Ended
Jun. 30, 2024
Nova Minerals Limited [Member]
IfrsStatementLineItems [Line Items]
Entity name	Nova Minerals Limited
Entity type	Body corporate
Country of incorporation	Australia
Proportion of ownership interest in subsidiary
Tax residency	Australia
AKCM aust pty ltd [Member]
IfrsStatementLineItems [Line Items]
Entity name	AKCM (Aust) Pty Ltd	[1]
Entity type	Body corporate	[1]
Country of incorporation	Australia	[1]
Proportion of ownership interest in subsidiary	85.00%	[1]
Tax residency	Australia	[1]
Ak operations llc [member]
IfrsStatementLineItems [Line Items]
Entity name	AK Operations LLC
Entity type	Body corporate
Country of incorporation	USA
Proportion of ownership interest in subsidiary	100.00%
Tax residency	USA
Ak custom mining llc [member]
IfrsStatementLineItems [Line Items]
Entity name	AK Custom Mining LLC
Entity type	Body corporate
Country of incorporation	USA
Proportion of ownership interest in subsidiary	100.00%
Tax residency	USA
Alaska range resources llc [member]
IfrsStatementLineItems [Line Items]
Entity name	Alaska Range Resources LLC
Entity type	Body corporate
Country of incorporation	USA
Proportion of ownership interest in subsidiary	100.00%
Tax residency	USA

[1]	ACKM (AUS) Pty Ltd is the immediate parent of AK Operations LLC and AK Custom Mining LLC.